Adoption of IFRS 15 and IFRS 9 - Summary of the Effect of Adoption of IFRS 15 and IFRS 9, Consolidated Statements of Financial Position (Detail) - CAD ($) $ in Millions	Jan. 31, 2019	Jan. 31, 2018	Feb. 01, 2017
Disclosure of initial application of standards or interpretations [line items]
Cash	$ 100.0	$ 226.0	$ 298.6
Trade and other receivables	388.3	328.8	325.3
Income taxes and investment tax credits receivable	13.6	19.9	46.2
Other financial assets	12.8	11.5	3.5
Inventories	946.2	742.8	682.1
Other current assets	24.9	20.4	20.9
Total current assets	1,485.8	1,349.4	1,376.6
Investment tax credits receivable	14.5	4.5	4.2
Other financial assets	20.0	21.4	20.1
Property, plant and equipment	905.1	766.8	673.2
Intangible assets	478.7	314.6	317.1
Deferred income taxes	169.6	165.0	202.0
Other non-current assets	3.5	1.9	2.3
Total non-current assets	1,591.4	1,274.2	1,218.9
Total assets	3,077.2	2,623.6	2,595.5
Trade payables and accruals	1,003.5	805.5	718.5
Provisions	408.6	378.8	344.3
Other financial liabilities	108.3	133.5	94.7
Income tax payable	68.3	42.6	29.6
Deferred revenues	71.3	62.1	63.0
Current portion of long-term debt	18.4	19.8	22.7
Total current liabilities	1,678.4	1,442.3	1,272.8
Long-term debt	1,197.1	995.0	929.4
Provisions	111.6	86.3	88.1
Other financial liabilities	28.4	27.8	28.7
Deferred revenues	129.7	122.3	105.4
Employee future benefit liabilities	237.1	224.8	194.1
Deferred income taxes	0.9	1.2	2.5
Other non-current liabilities	16.8	15.9	13.5
Total non-current liabilities	1,721.6	1,473.3	1,361.7
Total liabilities	3,400.0	2,915.6	2,634.5
Equity (deficit)	(322.8)	(292.0)	(39.0)
Total liabilities and equity (deficit)	$ 3,077.2	2,623.6	2,595.5
Previously reported [member]
Disclosure of initial application of standards or interpretations [line items]
Cash		226.0	298.6
Trade and other receivables		330.1	326.7
Income taxes and investment tax credits receivable		19.9	46.2
Other financial assets		11.5	3.5
Inventories		752.5	689.8
Other current assets		18.3	18.2
Total current assets		1,358.3	1,383.0
Investment tax credits receivable		4.5	4.2
Other financial assets		21.4	20.1
Property, plant and equipment		766.8	673.2
Intangible assets		314.6	317.1
Deferred income taxes		91.0	116.4
Other non-current assets		1.8	2.2
Total non-current assets		1,200.1	1,133.2
Total assets		2,558.4	2,516.2
Trade payables and accruals		805.5	718.5
Provisions		255.0	232.5
Other financial liabilities		133.5	94.7
Income tax payable		42.6	29.6
Current portion of long-term debt		19.8	22.7
Other current liabilities		7.3	6.0
Total current liabilities		1,263.7	1,104.0
Long-term debt		970.8	901.0
Provisions		96.8	85.5
Other financial liabilities		27.8	28.7
Employee future benefit liabilities		224.8	194.1
Deferred income taxes		6.0	16.8
Other non-current liabilities		25.9	20.6
Total non-current liabilities		1,352.1	1,246.7
Total liabilities		2,615.8	2,350.7
Equity (deficit)		(57.4)	165.5
Total liabilities and equity (deficit)		2,558.4	2,516.2
IFRS 15 and IFRS 9 [member] | Adjustments [member]
Disclosure of initial application of standards or interpretations [line items]
Trade and other receivables		(1.3)	(1.4)
Inventories		(9.7)	(7.7)
Other current assets		2.1	2.7
Total current assets		(8.9)	(6.4)
Deferred income taxes		74.0	85.6
Other non-current assets		0.1	0.1
Total non-current assets		74.1	85.7
Total assets		65.2	79.3
Provisions		123.8	111.8
Deferred revenues		62.1	63.0
Other current liabilities		(7.3)	(6.0)
Total current liabilities		178.6	168.8
Long-term debt		24.2	28.4
Provisions		(10.5)	2.6
Deferred revenues		122.3	105.4
Deferred income taxes		(4.8)	(14.3)
Other non-current liabilities		(10.0)	(7.1)
Total non-current liabilities		121.2	115.0
Total liabilities		299.8	283.8
Equity (deficit)		(234.6)	(204.5)
Total liabilities and equity (deficit)		$ 65.2	$ 79.3